Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Customer Segment Unit	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Provision for doubtful accounts	$ 20	$ 20
Number of major customers | Customer	4
Percentage of revenue contributed by major customers	33.00%
Number of operating segments | Segment	1
Number of reporting units | Unit	1
Cumulative amount of earnings of foreign subsidiaries upon which deferred taxes not provided	$ 16,300
Minimum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	10 years